Consolidated Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Exchange-Traded Funds–43.17%
Invesco Emerging Markets Sovereign Debt ETF(b)	383,000	$7,836,180
Invesco High Yield Bond Factor ETF(b)	1,076,000	24,131,667
Invesco International Developed Dynamic Multifactor ETF(b)(c)	5,817,300	147,643,074
Invesco Russell 1000® Dynamic Multifactor ETF(b)	4,151,760	209,539,327
Invesco Russell 2000® Dynamic Multifactor ETF(b)	1,607,300	63,054,379
Total Exchange-Traded Funds (Cost $348,600,683)		452,204,627
Principal Amount
U.S. Treasury Securities–33.14%
U.S. Treasury Notes–33.14%
3.88%, 12/31/2027	$23,390,000	23,289,496
3.88%, 12/31/2029	68,550,000	68,292,937
1.88%, 02/15/2032	171,525,000	148,000,614
4.38%, 05/15/2034	104,800,000	107,493,687
Total U.S. Treasury Securities (Cost $344,892,709)		347,076,734
Shares
Common Stocks & Other Equity Interests–18.05%
Advertising–0.09%
Trade Desk, Inc. (The), Class A(d)	10,519	945,448
Aerospace & Defense–0.48%
Airbus SE (France)	15,028	2,274,136
Axon Enterprise, Inc.(d)	1,921	576,319
BAE Systems PLC (United Kingdom)	15,366	256,276
Howmet Aerospace, Inc.	8,533	816,608
TransDigm Group, Inc.	816	1,056,084
		4,979,423
Air Freight & Logistics–0.08%
ZTO Express (Cayman), Inc., ADR (China)(c)	41,926	794,498
Airport Services–0.02%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	6,480	103,386
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	5,160	155,595
		258,981
Apparel Retail–0.01%
TJX Cos., Inc. (The)	963	108,838
Apparel, Accessories & Luxury Goods–0.53%
Arezzo Industria e Comercio S.A. (Brazil)	8,341	71,743
Brunello Cucinelli S.p.A. (Italy)	4,298	401,464
Cie Financiere Richemont S.A. (Switzerland)	2,235	340,907
Ermenegildo Zegna N.V. (Italy)	8,802	99,463
Hermes International S.C.A. (France)	472	1,031,478
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
LVMH Moet Hennessy Louis Vuitton SE (France)	3,704	$2,612,662
Moncler S.p.A. (Italy)	1,731	103,213
Prada S.p.A. (Italy)	130,100	937,938
		5,598,868
Application Software–1.13%
Adobe, Inc.(d)	3,131	1,727,216
Dassault Systemes SE (France)	12,707	481,707
Datadog, Inc., Class A(d)	5,752	669,763
Fair Isaac Corp.(d)	371	593,600
Guidewire Software, Inc.(d)	5,891	884,062
HubSpot, Inc.(d)	897	445,836
Intuit, Inc.	3,271	2,117,482
Manhattan Associates, Inc.(d)	1,678	428,528
Nice Ltd., ADR (Israel)(d)	2,909	526,529
PTC, Inc.(d)	1,392	247,567
Samsara, Inc., Class A(d)	13,810	528,647
SAP SE (Germany)	10,004	2,115,048
Synopsys, Inc.(d)	235	131,205
Tyler Technologies, Inc.(d)	1,130	641,964
Xero Ltd. (New Zealand)(d)	3,630	330,755
		11,869,909
Asset Management & Custody Banks–0.14%
Ares Management Corp., Class A	7,531	1,153,749
Blue Owl Capital, Inc.	15,944	304,052
		1,457,801
Automobile Manufacturers–0.01%
Ferrari N.V. (Italy)	223	91,781
Biotechnology–0.27%
Alnylam Pharmaceuticals, Inc.(d)	1,531	363,551
argenx SE, ADR (Netherlands)(d)	815	420,434
CSL Ltd. (Australia)	3,322	674,243
Legend Biotech Corp., ADR(d)	4,383	247,158
Natera, Inc.(d)	5,502	563,350
Neurocrine Biosciences, Inc.(d)	2,353	333,114
Sarepta Therapeutics, Inc.(d)	1,291	183,632
		2,785,482
Brewers–0.03%
Ambev S.A. (Brazil)	75,902	155,396
Budweiser Brewing Co. APAC Ltd. (China)(e)	163,300	198,287
		353,683
Broadline Retail–0.52%
Allegro.eu S.A. (Poland)(d)(e)	31,383	288,285
Amazon.com, Inc.(d)	4,079	762,691
Dollarama, Inc. (Canada)	13,459	1,261,723
JD.com, Inc., ADR (China)(c)	36,233	956,189
Next PLC (United Kingdom)	8,971	1,048,528
PDD Holdings, Inc., ADR (China)(d)	8,611	1,109,872
		5,427,288

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Building Products–0.30%
Assa Abloy AB, Class B (Sweden)	34,658	$1,055,485
Carlisle Cos., Inc.	1,188	497,273
Daikin Industries Ltd. (Japan)	4,400	638,029
Trane Technologies PLC	2,817	941,667
		3,132,454
Cargo Ground Transportation–0.06%
XPO, Inc.(d)	5,411	621,670
Casinos & Gaming–0.13%
DraftKings, Inc., Class A(d)	10,832	400,242
Flutter Entertainment PLC (Ireland)(d)	4,816	952,633
		1,352,875
Coal & Consumable Fuels–0.03%
Cameco Corp. (Canada)	7,400	336,626
Communications Equipment–0.08%
Motorola Solutions, Inc.	2,219	885,203
Construction & Engineering–0.16%
Comfort Systems USA, Inc.	1,467	487,660
EMCOR Group, Inc.	996	373,938
Quanta Services, Inc.	3,060	812,063
		1,673,661
Construction Machinery & Heavy Transportation Equipment– 0.15%
Epiroc AB, Class A (Sweden)	52,365	977,412
Wabtec Corp.	3,707	597,383
		1,574,795
Construction Materials–0.13%
James Hardie Industries PLC, CDI (Australia)(d)	20,585	739,488
Vulcan Materials Co.	2,208	606,118
		1,345,606
Consumer Electronics–0.02%
Garmin Ltd.	1,511	258,759
Consumer Staples Merchandise Retail–0.09%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	284,119	944,878
Copper–0.02%
Antofagasta PLC (Chile)	9,685	252,190
Distillers & Vintners–0.10%
Pernod Ricard S.A. (France)	7,526	1,007,032
Diversified Banks–0.77%
Akbank T.A.S. (Turkey)	41,438	77,400
Banco de Chile (Chile)	2,165,800	258,022
Credicorp Ltd. (Peru)	2,867	489,225
HDFC Bank Ltd. (India)	85,743	1,656,920
ICICI Bank Ltd. (India)	37,692	549,416
ICICI Bank Ltd., ADR (India)	28,055	816,681
Itau Unibanco Holding S.A., Preference Shares (Brazil)	62,501	374,377
Kotak Mahindra Bank Ltd. (India)	118,577	2,568,845
NU Holdings Ltd., Class A (Brazil)(d)	49,797	604,038
PT Bank Central Asia Tbk (Indonesia)	1,039,600	658,285
Shares		Value
Diversified Banks–(continued)
Sberbank of Russia PJSC (Russia)(f)	11,951	$0
		8,053,209
Diversified Capital Markets–0.04%
Banco BTG Pactual S.A., Series CPO (Brazil)	68,700	396,083
Diversified Financial Services–0.06%
FirstRand Ltd. (South Africa)	138,938	624,306
Diversified Metals & Mining–0.16%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	293,435	1,653,732
Diversified Real Estate Activities–0.26%
DLF Ltd. (India)	260,562	2,774,049
Drug Retail–0.03%
Raia Drogasil S.A. (Brazil)	65,400	319,129
Education Services–0.02%
Duolingo, Inc.(d)	1,275	219,223
Electrical Components & Equipment–0.20%
Havells India Ltd. (India)	13,126	290,300
Schneider Electric SE (France)	2,031	489,542
Vertiv Holdings Co., Class A	8,091	636,762
Voltronic Power Technology Corp. (Taiwan)	4,000	227,660
WEG S.A. (Brazil)	54,736	490,250
		2,134,514
Electronic Components–0.10%
Coherent Corp.(d)	4,584	319,413
TDK Corp. (Japan)	10,100	704,599
		1,024,012
Electronic Equipment & Instruments–0.23%
Keyence Corp. (Japan)	4,700	2,055,123
Zebra Technologies Corp., Class A(d)	1,106	388,416
		2,443,539
Electronic Manufacturing Services–0.05%
Flex Ltd.(d)	16,672	536,005
Environmental & Facilities Services–0.14%
Clean Harbors, Inc.(d)	2,929	699,240
Rentokil Initial PLC (United Kingdom)	121,828	743,901
		1,443,141
Financial Exchanges & Data–0.37%
London Stock Exchange Group PLC (United Kingdom)	9,307	1,132,901
S&P Global, Inc.	4,424	2,144,445
Tradeweb Markets, Inc., Class A	5,681	634,454
		3,911,800
Food Retail–0.16%
Alimentation Couche-Tard, Inc. (Canada)	14,834	914,440
BIM Birlesik Magazalar A.S. (Turkey)	8,471	160,083
Jeronimo Martins SGPS S.A. (Portugal)	5,125	89,547
Kobe Bussan Co. Ltd. (Japan)	15,600	418,842
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Food Retail–(continued)
Migros Ticaret A.S. (Turkey)	5,776	$92,033
		1,674,945
Footwear–0.11%
Birkenstock Holding PLC (Luxembourg)(d)	4,389	259,434
Deckers Outdoor Corp.(d)	696	642,150
Skechers U.S.A., Inc., Class A(d)	4,443	289,373
		1,190,957
Health Care Distributors–0.05%
Cencora, Inc.	2,264	538,560
Health Care Equipment–0.25%
Boston Scientific Corp.(d)	3,088	228,142
DexCom, Inc.(d)	3,171	215,057
Edwards Lifesciences Corp.(d)	2,146	135,305
IDEXX Laboratories, Inc.(d)	912	434,222
Intuitive Surgical, Inc.(d)	1,461	649,575
ResMed, Inc.	4,709	1,004,194
		2,666,495
Health Care Facilities–0.18%
Encompass Health Corp.	9,216	856,535
Tenet Healthcare Corp.(d)	7,053	1,055,834
		1,912,369
Health Care Services–0.07%
Dr Lal PathLabs Ltd. (India)(e)	18,965	700,811
New Horizon Health Ltd. (China)(d)(e)(f)	81,000	73,299
		774,110
Health Care Supplies–0.27%
ConvaTec Group PLC (United Kingdom)(e)	117,796	354,917
Cooper Cos., Inc. (The)	7,650	713,975
EssilorLuxottica S.A. (France)	4,334	991,791
Hoya Corp. (Japan)	5,800	726,744
		2,787,427
Homebuilding–0.06%
TopBuild Corp.(d)	1,286	615,402
Homefurnishing Retail–0.06%
Williams-Sonoma, Inc.	3,836	593,352
Hotels, Resorts & Cruise Lines–0.53%
Amadeus IT Group S.A. (Spain)	21,497	1,415,810
H World Group Ltd. (China)	4,900	14,737
H World Group Ltd., ADR (China)(c)	69,400	2,082,000
Hilton Worldwide Holdings, Inc.	4,607	988,985
Marriott International, Inc., Class A	1,894	430,506
Trainline PLC (United Kingdom)(d)(e)	136,523	594,703
		5,526,741
Industrial Conglomerates–0.24%
Hitachi Ltd. (Japan)	36,500	788,643
KOC Holding A.S. (Turkey)	28,316	183,920
Siemens AG (Germany)	4,683	857,443
SM Investments Corp. (Philippines)	43,514	678,185
		2,508,191
Shares		Value
Industrial Gases–0.02%
Linde PLC	356	$161,446
Industrial Machinery & Supplies & Components–0.47%
Aalberts N.V. (Netherlands)	8,054	307,966
Airtac International Group (China)	7,000	179,436
Atlas Copco AB, Class A (Sweden)	139,179	2,477,060
Ingersoll Rand, Inc.	3,811	382,624
ITT, Inc.	4,389	620,868
Parker-Hannifin Corp.	739	414,697
VAT Group AG (Switzerland)(e)	1,054	528,197
		4,910,848
Insurance Brokers–0.06%
Arthur J. Gallagher & Co.	2,145	608,086
Integrated Oil & Gas–0.18%
Galp Energia SGPS S.A. (Portugal)	48,368	1,017,005
Novatek PJSC, GDR (Russia)(d)(e)(f)	908	56,296
TotalEnergies SE (France)	11,867	800,623
		1,873,924
Interactive Home Entertainment–0.05%
Capcom Co. Ltd. (Japan)	11,400	243,549
NetEase, Inc., ADR (China)	3,255	299,818
		543,367
Interactive Media & Services–1.34%
Alphabet, Inc., Class A	34,508	5,919,502
Auto Trader Group PLC (United Kingdom)(e)	67,295	704,906
Meta Platforms, Inc., Class A	8,451	4,012,788
Rightmove PLC (United Kingdom)	70,473	523,604
Tencent Holdings Ltd. (China)	63,317	2,921,855
		14,082,655
Internet Services & Infrastructure–0.04%
GoDaddy, Inc., Class A(d)	2,668	388,061
Investment Banking & Brokerage–0.15%
Evercore, Inc., Class A	3,145	787,476
Jefferies Financial Group, Inc.	4,917	287,497
LPL Financial Holdings, Inc.	2,230	493,990
		1,568,963
IT Consulting & Other Services–0.37%
Capgemini SE (France)	2,175	431,788
EPAM Systems, Inc.(d)	2,789	599,998
Gartner, Inc.(d)	539	270,141
HCL Technologies Ltd. (India)	14,270	280,790
Infosys Ltd. (India)	30,300	671,897
Tata Consultancy Services Ltd. (India)	30,951	1,625,259
		3,879,873
Life & Health Insurance–0.05%
AIA Group Ltd. (Hong Kong)	80,800	540,460
Life Sciences Tools & Services–0.47%
Avantor, Inc.(d)	3,093	82,738
Bruker Corp.	4,273	292,743
Charles River Laboratories International, Inc.(d)	499	121,806
Danaher Corp.	983	272,370
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Life Sciences Tools & Services–(continued)
ICON PLC(d)	2,894	$950,505
Illumina, Inc.(d)	644	78,954
IQVIA Holdings, Inc.(d)	2,238	551,063
Lonza Group AG (Switzerland)	1,198	797,759
Samsung Biologics Co. Ltd. (South Korea)(d)(e)	1,367	937,885
Sartorius Stedim Biotech (France)	2,015	402,094
Thermo Fisher Scientific, Inc.	358	219,576
WuXi XDC Cayman, Inc. (China)(d)	88,000	201,114
		4,908,607
Marine Ports & Services–0.02%
Adani Ports & Special Economic Zone Ltd. (India)	13,636	256,432
Movies & Entertainment–0.22%
CTS Eventim AG & Co. KGaA (Germany)	4,485	395,056
Netflix, Inc.(d)	477	299,723
Spotify Technology S.A. (Sweden)(d)	2,358	811,010
Universal Music Group N.V. (Netherlands)	31,376	747,517
		2,253,306
Multi-line Insurance–0.03%
Allianz SE (Germany)	1,000	281,665
Oil & Gas Equipment & Services–0.05%
TechnipFMC PLC (United Kingdom)	16,052	473,534
Oil & Gas Exploration & Production–0.08%
Diamondback Energy, Inc.	4,340	878,025
Oil & Gas Refining & Marketing–0.15%
Reliance Industries Ltd. (India)	42,772	1,542,034
Oil & Gas Storage & Transportation–0.10%
Targa Resources Corp.	7,430	1,005,130
Other Specialty Retail–0.08%
JD Sports Fashion PLC (United Kingdom)	523,724	886,060
Paper & Plastic Packaging Products & Materials–0.05%
Avery Dennison Corp.	2,570	557,253
Passenger Ground Transportation–0.05%
Localiza Rent a Car S.A. (Brazil)	65,105	504,505
Localiza Rent a Car S.A., Rts., expiring 12/31/2024 (Brazil)(d)	494	1,012
		505,517
Personal Care Products–0.11%
e.l.f. Beauty, Inc.(d)	2,059	355,342
L’Oreal S.A. (France)	1,957	846,300
		1,201,642
Pharmaceuticals–0.73%
AstraZeneca PLC (United Kingdom)	6,888	1,094,302
Chugai Pharmaceutical Co. Ltd. (Japan)	10,400	453,882
Daiichi Sankyo Co. Ltd. (Japan)	21,800	887,863
Eli Lilly and Co.	342	275,060
Galderma Group AG, Class A (Switzerland)(d)	264	20,768
Shares		Value
Pharmaceuticals–(continued)
Novo Nordisk A/S, Class B (Denmark)	35,937	$4,761,397
Phathom Pharmaceuticals, Inc.(d)	9,638	113,921
Sun Pharmaceutical Industries Ltd. (India)	1,517	31,201
		7,638,394
Property & Casualty Insurance–0.05%
Arch Capital Group Ltd.(d)	5,032	481,965
Rail Transportation–0.03%
Canadian Pacific Kansas City Ltd. (Canada)	3,783	317,091
Real Estate Development–0.11%
Macrotech Developers Ltd. (India)(e)	20,302	317,920
Oberoi Realty Ltd. (India)	35,264	785,821
		1,103,741
Real Estate Operating Companies–0.02%
SM Prime Holdings, Inc. (Philippines)	327,100	161,618
Real Estate Services–0.08%
Jones Lang LaSalle, Inc.(d)	3,397	852,307
Research & Consulting Services–0.17%
Booz Allen Hamilton Holding Corp.	2,922	418,752
Equifax, Inc.	3,239	904,879
Experian PLC	9,266	437,170
		1,760,801
Restaurants–0.35%
Americana Restaurants International PLC (United Arab Emirates)	184,132	152,150
Cava Group, Inc.(d)	4,413	371,663
Compass Group PLC (United Kingdom)	35,852	1,104,062
Meituan, B Shares (China)(d)(e)	42,000	581,560
Texas Roadhouse, Inc.	4,205	734,235
Yum China Holdings, Inc. (China)	25,253	763,651
		3,707,321
Semiconductor Materials & Equipment–0.52%
AIXTRON SE (Germany)	16,894	394,467
ASM International N.V. (Netherlands)	955	657,060
ASML Holding N.V. (Netherlands)	2,319	2,159,386
BE Semiconductor Industries N.V. (Netherlands)	1,031	132,818
Entegris, Inc.	5,480	648,229
Lam Research Corp.	273	251,499
Nova Ltd. (Israel)(d)	1,702	351,412
Onto Innovation, Inc.(d)	1,688	322,915
Teradyne, Inc.	3,952	518,344
		5,436,130
Semiconductors–1.50%
Analog Devices, Inc.	11,953	2,765,685
Astera Labs, Inc.(d)	4,988	218,674
Broadcom, Inc.	1,440	231,379
MACOM Technology Solutions Holdings, Inc.(d)	6,821	688,375
Marvell Technology, Inc.	11,924	798,669
MediaTek, Inc. (Taiwan)	22,000	837,873
Microchip Technology, Inc.	8,937	793,427
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	1,448	$1,249,754
NVIDIA Corp.	14,180	1,659,344
SK hynix, Inc. (South Korea)	1,737	249,127
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	214,000	6,242,656
		15,734,963
Soft Drinks & Non-alcoholic Beverages–0.16%
Fomento Economico Mexicano S.A.B. de C.V., Series CPO (Mexico)	151,496	1,672,953
Specialty Chemicals–0.06%
Ecolab, Inc.	944	217,771
Sika AG (Switzerland)(d)	1,252	380,128
		597,899
Steel–0.06%
Steel Dynamics, Inc.	3,876	516,361
Vale S.A., ADR (Brazil)	15,176	164,659
		681,020
Systems Software–0.15%
CyberArk Software Ltd.(d)	1,834	470,201
Microsoft Corp.	2,719	1,137,494
		1,607,695
Technology Hardware, Storage & Peripherals–0.32%
Pure Storage, Inc., Class A(d)	7,940	475,844
Samsung Electronics Co. Ltd. (South Korea)	46,681	2,878,454
		3,354,298
Trading Companies & Distributors–0.35%
Ashtead Group PLC (United Kingdom)	10,245	739,355
Beijer Ref AB (Sweden)	22,869	363,151
Ferguson PLC	4,589	1,013,440
MonotaRO Co. Ltd. (Japan)	30,500	431,157
RS Group PLC (United Kingdom)	42,405	445,499
United Rentals, Inc.	833	630,665
		3,623,267
Transaction & Payment Processing Services–0.19%
Edenred SE (France)	10,915	454,487
Toast, Inc., Class A(d)	11,190	292,731
Visa, Inc., Class A	4,500	1,195,515
		1,942,733
Shares		Value
Wireless Telecommunication Services–0.07%
America Movil S.A.B. de C.V., ADR (Mexico)	44,474	$743,605
Total Common Stocks & Other Equity Interests (Cost $149,725,776)		189,103,729
Preferred Stocks–0.01%
Diversified Banks–0.00%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	14,497
Diversified Support Services–0.01%
Harambee Re Ltd., Pfd.(f)	115	20,074
Kinesis Reinsurance I Ltd., Series 2019-1, Pfd.(f)	116,394	38,356
Viribus Re Ltd., Pfd.(f)	385,897	33,389
		91,819
Total Preferred Stocks (Cost $1,846,100)		106,316
Money Market Funds–4.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(g)	15,098,789	15,098,789
Invesco Treasury Portfolio, Institutional Class, 5.20%(b)(g)	28,042,296	28,042,296
Total Money Market Funds (Cost $43,141,085)		43,141,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.49% (Cost $888,206,353)		1,031,632,491
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 5.30%(b)(g)(h)	847,269	847,269
Invesco Private Prime Fund, 5.48%(b)(g)(h)	2,202,994	2,203,655
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,050,924)		3,050,924
TOTAL INVESTMENTS IN SECURITIES–98.78% (Cost $891,257,277)		1,034,683,415
OTHER ASSETS LESS LIABILITIES—1.22%		12,820,942
NET ASSETS–100.00%		$1,047,504,357
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$30,311,000	$-	$(26,154,893)	$3,101,320	$578,753	$7,836,180	$1,569,990
Invesco High Yield Bond Factor ETF	22,483,020	-	-	1,648,647	-	24,131,667	1,294,170
Invesco International Developed Dynamic Multifactor ETF	129,667,617	-	-	17,975,457	-	147,643,074	4,886,881
Invesco Russell 1000® Dynamic Multifactor ETF	201,179,679	-	(23,530,020)	20,265,116	11,624,552	209,539,327	2,634,261
Invesco Russell 2000® Dynamic Multifactor ETF	51,819,352	-	-	11,235,027	-	63,054,379	669,457
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,371,061	38,836,864	(47,109,136)	-	-	15,098,789	702,444
Invesco Liquid Assets Portfolio, Institutional Class	16,694,264	27,199,366	(43,894,668)	(2,051)	3,089	-	500,826
Invesco Treasury Portfolio, Institutional Class	26,709,785	56,527,638	(55,195,127)	-	-	28,042,296	812,302
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,124,283	301,932,390	(320,209,404)	-	-	847,269	389,633*
Invesco Private Prime Fund	49,970,320	693,531,296	(741,297,509)	1,049	(1,501)	2,203,655	1,083,208*
Total	$571,330,381	$1,118,027,554	$(1,257,390,757)	$54,224,565	$12,204,893	$498,396,636	$14,543,172

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Non-income producing security.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $5,337,066, which represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	132	August-2024	$10,670,880	$334,663	$334,663
Equity Risk
E-Mini S&P 500 Index	809	September-2024	224,821,100	1,721,577	1,721,577
Interest Rate Risk
U.S. Treasury 5 Year Notes	1,869	September-2024	201,647,578	3,457,588	3,457,588
U.S. Treasury 10 Year Notes	575	September-2024	64,292,188	1,517,111	1,517,111
Subtotal				4,974,699	4,974,699
Subtotal—Long Futures Contracts				7,030,939	7,030,939
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	613	September-2024	$(69,667,450)	$(7,460,635)	$(7,460,635)
MSCI Emerging Markets Index	488	September-2024	(26,754,600)	(147,296)	(147,296)
Nikkei 225 Index	93	September-2024	(24,354,260)	163,085	163,085
S&P/TSX 60 Index	53	September-2024	(10,635,701)	(585,688)	(585,688)
SPI 200 Index	78	September-2024	(10,279,407)	(429,297)	(429,297)
STOXX Europe 600 Index	3,046	September-2024	(85,643,933)	(580,249)	(580,249)
Subtotal—Short Futures Contracts				(9,040,080)	(9,040,080)
Total Futures Contracts				$(2,009,141)	$(2,009,141)

(a)	Futures contracts collateralized by $5,535,095 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/18/2024	BNP Paribas S.A.	ILS	16,290,000	USD	4,437,754	$115,177
09/18/2024	BNP Paribas S.A.	USD	14,010,646	SGD	18,775,000	67,697
09/04/2024	Citibank, N.A.	BRL	9,555,000	USD	1,834,156	150,366
09/18/2024	Citibank, N.A.	AUD	24,385,000	USD	16,339,779	374,164
09/18/2024	Citibank, N.A.	NZD	25,915,000	USD	16,080,180	655,954
09/18/2024	Deutsche Bank AG	USD	10,661,587	GBP	8,305,000	19,407
09/18/2024	J.P. Morgan Chase Bank, N.A.	INR	702,720,000	USD	8,392,891	11,662
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	430,210	PEN	1,620,000	3,091
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	548,882	THB	19,880,000	10,929
09/19/2024	J.P. Morgan Chase Bank, N.A.	HKD	1,420,000	USD	182,283	277
09/19/2024	J.P. Morgan Chase Bank, N.A.	KRW	43,845,810,000	USD	32,244,545	179,592
09/23/2024	J.P. Morgan Chase Bank, N.A.	CLP	1,243,000,000	USD	1,359,555	40,325
09/18/2024	Morgan Stanley and Co. International PLC	CZK	337,450,000	USD	14,852,559	464,154
09/18/2024	Morgan Stanley and Co. International PLC	USD	242,503	HUF	88,770,000	960
09/18/2024	Morgan Stanley and Co. International PLC	USD	15,471,294	MYR	72,220,000	330,399
09/18/2024	Morgan Stanley and Co. International PLC	USD	15,741,212	ZAR	292,990,000	287,444
Subtotal—Appreciation						2,711,598
Currency Risk
09/19/2024	BNP Paribas S.A.	CNY	117,970,000	USD	16,369,355	(196,108)
09/18/2024	Deutsche Bank AG	PHP	841,900,000	USD	14,405,736	(8,982)
09/18/2024	Deutsche Bank AG	USD	13,921,743	COP	56,638,800,000	(32,108)
09/18/2024	Deutsche Bank AG	USD	8,691,437	SEK	89,345,000	(328,554)
09/18/2024	Deutsche Bank AG	USD	14,880,774	TWD	476,155,000	(253,797)
09/18/2024	Goldman Sachs International	USD	852,568	CAD	1,165,000	(7,594)
09/18/2024	J.P. Morgan Chase Bank, N.A.	JPY	4,834,220,000	USD	31,428,670	(1,066,305)
09/18/2024	J.P. Morgan Chase Bank, N.A.	PLN	8,070,000	USD	2,013,391	(21,487)
09/18/2024	J.P. Morgan Chase Bank, N.A.	USD	1,296,184	DKK	8,885,000	(4,151)
09/18/2024	Morgan Stanley and Co. International PLC	MXN	362,325,000	USD	18,840,800	(465,615)
09/18/2024	Morgan Stanley and Co. International PLC	USD	23,179,275	EUR	21,325,000	(49,628)
09/18/2024	Morgan Stanley and Co. International PLC	USD	14,130,196	IDR	229,432,000,000	(24,086)
09/18/2024	UBS AG	CHF	3,550,000	USD	4,020,608	(44,971)
09/18/2024	UBS AG	USD	14,142,926	NOK	148,530,000	(514,366)
Subtotal—Depreciation						(3,017,752)
Total Forward Foreign Currency Contracts						$(306,154)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	SOFR + 0.37%	Monthly	11,370	September—2024	USD	63,647,282	$—	$1,172,352	$1,172,352
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	SOFR + 0.32%	Quarterly	261,000	May—2025	USD	81,241,470	—	816,930	816,930
Subtotal — Appreciation									—	1,989,282	1,989,282
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	SOFR - 0.06%	Quarterly	272,000	May—2025	USD	81,070,416	—	(167,824)	(167,824)
Total — Total Return Swap Agreements									$—	$1,821,458	$1,821,458

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $1,440,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$452,204,627	$—	$—	$452,204,627
U.S. Treasury Securities	—	347,076,734	—	347,076,734
Common Stocks & Other Equity Interests	98,826,622	90,147,513	129,594	189,103,729
Preferred Stocks	—	—	106,316	106,316
Money Market Funds	43,141,085	3,050,924	—	46,192,009
Total Investments in Securities	594,172,334	440,275,171	235,910	1,034,683,415
Other Investments - Assets*
Futures Contracts	7,194,024	—	—	7,194,024
Forward Foreign Currency Contracts	—	2,711,598	—	2,711,598
Swap Agreements	—	1,989,282	—	1,989,282
	7,194,024	4,700,880	—	11,894,904
Other Investments - Liabilities*
Futures Contracts	(9,203,165)	—	—	(9,203,165)
Forward Foreign Currency Contracts	—	(3,017,752)	—	(3,017,752)
Swap Agreements	—	(167,824)	—	(167,824)
	(9,203,165)	(3,185,576)	—	(12,388,741)
Total Other Investments	(2,009,141)	1,515,304	—	(493,837)
Total Investments	$592,163,193	$441,790,475	$235,910	$1,034,189,578

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund